Additional Information Required by the Argentine Central Bank	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Additional Information Required by the Argentine Central Bank

NOTE 54. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK

54.1. CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM

Law No. 24485 and Decree No. 540/95 established the creation of the Deposit Insurance System to cover the risk attached to bank deposits, in addition to the system of privileges and safeguards envisaged in the Financial Institutions Law.

The National Executive Branch through Decree No. 1127/98 established the maximum amount for this insurance system to demand deposits and time deposits denominated either in Pesos and/or in foreign currency. Such limit was set at $1,000 as from March 1, 2019.

This system does not cover deposits made by other financial institutions (including time deposit certificates acquired through a secondary transaction), deposits made by parties related to the Bank, either directly or indirectly, deposits of securities, acceptances or guarantees and those deposits set up at an interest rate exceeding the one established regularly by the Argentine Central Bank.

Deposits acquired through endorsement, placements made as a result of incentives other than interest rates and locked-up balances from deposits and other excluded transactions are also excluded. This system has been implemented through the creation of the Deposit Insurance Fund (“FGD”), which is managed by a company called Seguros de Depósitos S.A. (“SEDESA”). SEDESA’s shareholders are the Argentine Central Bank and the financial institutions in the proportion determined for each one by the Argentine Central Bank based on the contributions made to the fund.

The monthly contribution institutions should make to the FGD is 0.015% on the monthly average of total deposits.

54.2. RESTRICTED ASSETS

As of December 31, 2018, the ability to freely dispose of the following assets is restricted, as follows:

Banco de Galicia y Buenos Aires S.A.U.

a)	Cash and Government Securities

	12.31.18	12.31.17	01.01.17
For transactions carried out at RO.F.EX.	379,006	345,717	782,773
For repo transactions haircuts	584,631	185,799	336,918
For debit / credit cards transactions	2,151,565	1,748,680	1,370,107
For attachments	211	326	188
Liquidity required to conduct transactions as agents at the C.N.V.	20,410	25,233	33,752
For the contribution to the M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	260,210	20,970	20,016
Collaterals of Inter-American Development Bank’s credit lines	85,067	—	—
Guarantees under the Regional Economies Competitiveness Program (PROCER, as per its initials in Spanish)	165,665	301,965	279,224
For other transactions	11,953	11,524	10,928
b)	Special Guarantees Accounts

Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.18	12.31.17	01.01.17
Special Guarantees Accounts	5,188,169	5,329,804	4,285,315

c)	Deposits in favor of the Argentine Central Bank

	12.31.18	12.31.17	01.01.17
Unavailable deposits related to foreign exchange transactions	533	787	982
For custody and registrar agent of book-entry mortgage securities	—	—	4,164
Custody role of securities representing the investments in ANSES’s Sustainability Guarantee Fund (FGS, as per its initials in Spanish).	—	—	868,336

d)	Equity Investments

The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund

Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.18	12.31.17	01.01.17
Contributions to the Fund	390,000	224,421	184,255

f)	Guarantees Granted for Direct Obligations

	12.31.18	12.31.17	01.01.17
PROPARCO’s credit lines	—	58,661	91,486
Credit Program granted to the province of San Juan	—	75,211	60,316
Global Credit Program for the Micro-, Small- and Medium-sized Companies	—	—	11,763
FMO’s credit lines	—	—	33,109

Financial assets were given as collateral as part of these agreements for loans borrowed by Banco Galicia related to first pledges.

Galicia Valores S.A.

	12.31.18	12.31.17	01.01.17
Liquidity required to conduct transactions as agents at the C.N.V.	9,568	6,792	7,232
Share of Mercado de Valores de Buenos Aires	—	—	3,961

Tarjeta Naranja S.A.

	12.31.18	12.31.17	01.01.17
Attachments in connection with lawsuits	1,803	1,688	521
Guarantees related to lease agreements	4,993	6,870	7,593
For transactions carried out at RO.F.EX.	—	—	216,577

Galicia Administradora de Fondos S.A.

	12.31.18	12.31.17	01.01.17
Liquidity required to operate as agent for the management of collective investment products corresponding to mutual funds, as required by the C.N.V.(*)	9,094,885	4,504,899	2,118,935

Tarjetas del Mar S.A.

	12.31.18	12.31.17	01.01.17
Guarantees related to lease agreements(*)	—	—	171

Total restricted assets for the items stated in the subsidiaries mentioned above as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Total Restricted Assets	18,348,669	12,849,347	10,728,622

54.3. TRUST ACTIVITIES

As of December 31, 2018, December 31, 2017 and January 1, 2017, the Group recorded participation certificates and debt securities of financial trusts held in its own portfolio for $6,301,550, $3,374,285 and $1,819,850 respectively.

Trusts have been excluded from consolidation for neither has the Bank control over them nor has it any of the following:

•	power over the trust to run material activities;

•	exposure or right to variable returns;

•	capacity to have influence on the amount of returns to be received for the involvement.

a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:

Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity Date(1)
04.17.12	Exxon Mobil	5,310	04.19.19
04.29.13	Profertil	28	12.31.18
09.12.14	Coop. de Trab. Portuarios	1,033	09.12.20
04.14.16	Rios Belt	198	04.14.19
05.24.17	MSU	130	07.29.20
06.22.17	SACDE	1	06.22.20
06.28.17	Dist. Gas del Centro	258	12.31.18
07.19.17	Dist. Gas Cuyana	568	12.31.18
08.08.17	Dist. Gas del Centro	495	12.31.18

Total		8,021

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:

Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Date of Contract	Trust	Balances of Trust Funds	Maturity Date(*)
12.06.06	Gas I	65,484	12.31.18
05.14.09	Gas II	5,545,230	12.31.22
02.10.11	Cag S.A.	421	12.31.18
06.08.11	Mila III	6,367	12.31.18
09.01.11	Mila IV	893	12.31.18
09.14.11	Cag S.A. II	638	12.31.18
02.13.14	Mila V	1,212	05.20.20
06.06.14	Mila VI	831	10.20.20
06.18.14	Red Surcos II	1,354	12.31.18
10.03.14	Mila VII	1,087	01.20.21
01.13.15	Red Surcos III	766	12.31.18
01.27.15	Mila VIII	4,417	06.15.21
05.18.15	Mila IX	4,074	09.15.21
08.24.15	Mila X	4,956	12.20.21
10.30.15	Mila XI	6,073	01.15.22
01.14.16	Mila XII	8,177	11.15.21
02.05.16	Red Surcos IV	900	12.31.18
05.13.16	Mila XIII	15,685	09.15.22
09.01.16	Mila XIV	17,252	01.31.23
10.27.16	Mila XV	23,714	03.31.23
01.10.17	Mila XVI	32,047	06.30.23
02.24.17	Mila XVII	52,113	09.30.23
05.29.17	Fedeicred Agro Series IV	121	12.31.18
06.12.17	Mila XVIII	62,932	01.31.24
06.21.17	Mas Cuotas Series VIII	743	12.31.18
08.16.17	Mas Cuotas Series IX	251	12.31.18
10.20.17	Mas Cuotas Series X	2,233	10.15.18
10.27.17	Mila XIX	450	05.31.24
02.16.18	Mila XX	88	09.30.24

Totals		5,860,509

(*)	Estimated date, since maturity date shall occur at the time of the distribution of all of trust assets.

c)	Activities as Security Agent:

c.1)

Banco de Galicia y Buenos Aires S.A.U. has been appointed Security Agent of the National Treasury’s endorsement guarantees in favor of ENARSA (Energía Argentina S.A.) that were assigned in favor of Nación Fideicomisos S.A. in its capacity as Trustee of the “ENARSA-BARRAGAN” and “ENARSA-BRIGADIER LOPEZ” financial trusts.

Said endorsement guarantees the secure payment of all obligations arising from the above-mentioned trusts.

Banco de Galicia y Buenos Aires S.A.U., in its capacity as Security Agent, will take custody of the documents regarding the National Treasury’s endorsement guarantees and will be in charge of managing all legal and notarial proceedings with respect to the enforcement thereof.

As of December 31, 2018, December 31, 2017 and January 1, 2017, the balances recorded from these transactions amount to US$1,364,097 and $408, respectively.

c.2)

In April 2013, at the time of entering into the Contract for the Fiduciary Assignment and Trust for Guarantee Purposes “Profertil S.A.”, Banco de Galicia y Buenos Aires S.A.U. was appointed security agent with regard to the Chattel Mortgage Agreement, a transaction that was completed on June 18, 2013, which additionally secures all the obligations undertaken.

As of December 31, 2018, December 31, 2017 and January 1, 2017, the balances recorded from these transactions amount to US$116,500.

All the transactions detailed above are recorded in off-balance sheet items - trust funds.

d)	Setting Up of Financial Trusts

As of December 31, 2018, December 31, 2017 and January 1, 2017, the Group recorded participation certificates and debt securities of financial trusts held in its own portfolio for $5,042,730, $3,406,706 and $1,866,441 respectively.

54.4. COMPLIANCE WITH THE REGULATIONS

54.4.1. Agents – Minimum Liquidity Requirement

Within the framework of Resolution No. 622/13 of the C.N.V., Banco de Galicia y Buenos Aires S.A.U. has been registered, in such agency’s registry, as settlement and clearing agent –comprehensive- No. 22 (ALyC and AN – INTEGRAL), custodial agent of collective investment products corresponding to mutual funds No. 3 (ACPIC FCI), and manager of collective investment products at the registry of financial trustees No. 54.

As of December 31, 2018, Banco de Galicia y Buenos Aires S.A.U.’s Shareholders’ Equity exceeds that required by the C.N.V. to act as agent in the categories in which the Bank has been registered. Such requirement amounts to $32,000 with a minimum liquidity requirement of $16,000, which Banco de Galicia y Buenos Aires S.A.U. paid with Argentine Central Bank’s monetary regulation instruments, which are held in custody at Caja de Valores (Depositor No. 100100) in the amount of $20,410.

Moreover, Galicia Valores S.A. has received the authorization to act as “Settlement and Clearing Agent and Trading Agent – Own”, as established by C.N.V.’s General Resolution No. 622/13. According to the minimum requirements established, the minimum shareholders’ equity required to act in this agent’s category amounts to $3,500 and the minimum liquidity amounts to $1,750.

As of December 31, 2018, the minimum liquidity is made up of a sight account opened at Banco Galicia in the amount of US$70.

54.4.2. Custodial Agent of Collective Investment Products Corresponding to Mutual Funds

Furthermore, in compliance with Section 7 of Chapter II, Title V of that Resolution, in its capacity as custodial agent of collective investment products corresponding to mutual funds (depository) of the “FIMA ACCIONES”, “FIMA P.B. ACCIONES”, “FIMA RENTA EN PESOS”, “FIMA AHORRO PESOS”, “FIMA RENTA PLUS”, “FIMA PREMIUM”, “FIMA AHORRO PLUS”, “FIMA CAPITAL PLUS”, “FIMA ABIERTO PYMES”, “FIMA MIX I”, “FIMA RENTA DÓLARES I” and “FIMA RENTA DOLARES II” funds, as of December 31, 2018, Banco de Galicia y Buenos Aires S.A.U. holds a total of 9,623,110,829 units under custody for a market value of $60,431,318, which is included in the “Depositors of Securities Held in Custody” account. As of previous fiscal year-end and January 1, 2017, the securities held in custody totaled 10,254,289,765 and 7,777,368,861 units and their market value amounted to $100,358,508 and $68,796,939, respectively.

The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.18	12.31.17	01.01.17
FIMA Acciones	328,125	609,485	217,062
FIMA P.B. Acciones	718,431	1,688,067	562,550
FIMA Renta en pesos	245,333	776,359	440,492
FIMA Ahorro pesos	9,891,974	30,744,494	29,398,557
FIMA Renta Plus	145,308	546,213	455,650
FIMA Premium	29,475,771	14,909,786	13,137,998
FIMA Ahorro Plus	9,967,609	25,452,146	18,784,320
FIMA Capital Plus	205,069	559,840	1,035,146
FIMA Abierto PyMES	312,788	390,089	344,786
FIMA Mix I	6,686	243,453	279,123
FIMA Renta Dólares I (*)	7,373,261	18,284,933	4,137,019
FIMA Renta Dólares II (*)	1,554,263	6,153,642	4,238
FIMA Renta Fija Internacional	193,618	—	—
FIMA Acciones Latinoamericanas Dólares(*)	13,082	—	—

Total	60,431,318	100,358,507	68,796,941

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.7.(b).

All the transactions detailed above are recorded in off-balance sheet items - securities held in custody.

The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:

•	power over the trust to run material activities;

•	exposure or right to variable returns;

•	capacity to have influence on the amount of returns to be received for the involvement.

54.4.3. Storage of Documents

Pursuant to General Resolution No. 629 of the C.N.V., Banco de Galicia y Buenos Aires S.A.U. notes that it has supporting documents regarding accounting and management transactions, which are stored at AdeA (C.U.I.T. No. 30-68233570-6), Plant III located at Ruta Provincial 36 km 31.5 No. 6471 (CP 1888) Bosques, Province of Buenos Aires, with legal domicile at Av. Pte. Roque Sáenz Peña 832, 1st. floor, Autonomous City of Buenos Aires.

54.5. COMPLIANCE WITH MINIMUM CASH REQUIREMENTS:

As of December 31, 2018, the balances recorded as computable items are as follows:

	Currency					Government Securities
Item	$	US$		Euros(*)		$	US$
Checking Accounts at the Argentine Central Bank	40,110,751	1,783,087	(1)	15	(3)	—	—
Special Guarantees Accounts at the Argentine Central Bank	4,730,689	12,100	(2)	—		—	—
Argentine Treasury Bonds in Pesos at Fixed Rate Due November 2020	8,755,174	—		—		—	—
Liquidity Bills	20,804,813	—		—		—	—
60 EM Subaccount in CRYL (Center of Registration and Settlement) of Government Securities and Debt Instruments Issued by the Argentine Central Bank	—	—		—		1,032,796	364	(4)

Total Computable Items to Meet Minimum Cash Requirements	74,401,427	1,795,187		15		1,032,796	364

(*)	Stated in thousands of US$.
(1)	Equivalent to $67,415,488.
(2)	Equivalent to $457,480.
(3)	Equivalent to $580.
(4)	Equivalent to $13,876.

54.6. PENALTIES IMPOSED ON BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK

Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. Existing as of December 31, 2018:

U.I.F.’s Summary Proceedings No. 68/09. Penalty notification date: February 25, 2010. Reason for the imposition of the penalty: Alleged omission to report suspicious activities, in possible infringement of Act No. 25246. As a consequence of the aforementioned summary proceedings, Banco de Galicia y Buenos Aires S.A.U., one of its directors and one of its officers were punished with a fine in the amount of $4,483. Status of the proceedings: Division I of the Argentine Federal Court of Appeals in Administrative Matters partially revoked the penalties, releasing Eduardo A. Fanciulli from any liability and reducing the fines imposed. The U.I.F., Banco de Galicia y Buenos Aires S.A.U. and Mr. Enrique M. Garda Olaciregui filed federal extraordinary appeals before Argentine Supreme Court (CSJN). Accounting treatment: As of December 31, 2018, a provision for $5,306 is recorded, whereas a provision for $7,357 and $10,134 was recorded as of December 31, 2017 and January 1, 2017, respectively.

Summary Proceedings No. 1544: Penalty notification date: November 9, 2018. Reason for the imposition of the penalty: Alleged breach of the provisions set out in Argentine Central Bank’s Communiqué “A” 6242, SINAP 1 - 61. As a consequence of the aforementioned summary proceedings, Banco de Galicia y Buenos Aires S.A.U., three of its directors and certain relevant officers were punished with a fine in the amount of $1,497. Status of the proceedings: The Bank will file an appeal against the penalty with the Argentine Federal Court of Appeals in Administrative Matters of the Autonomous City of Buenos Aires, under the terms of section 42 of Law No. 21526, as amended by Law No. 24144.

54.7. ISSUANCE OF DEBT SECURITIES

The issuance of debt securities is detailed in Notes 28 and 29.

54.8. RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF PROFITS

Pursuant to Section 70 of the General Corporations Law, Grupo Financiero Galicia S.A. should transfer 5% of the net income for the year to the Legal Reserve until 20% of the capital stock is reached, plus the balance of the Capital Adjustment account.

With respect to Banco Galicia, the Argentine Central Bank regulations require that 20% of the profits shown in the Income Statement at fiscal year-end, plus (or less), the adjustments made in previous fiscal years and, less, if any, the loss accumulated at previous fiscal year-end, be allocated to the legal reserve.

This proportion applies regardless of the ratio of the Legal Reserve fund to Capital Stock. Should the Legal Reserve be used to absorb losses, earnings shall be distributed only if the value of the Legal Reserve reaches 20% of the Capital Stock plus the Capital Adjustment.

The Argentine Central Bank sets rules for the conditions under which financial institutions can make distributions of profits. According to these rules, profits can be distributed as long as results of operations are positive after deducting not only the Reserves, which may be legally and statutory required, but also the following items from Retained Income: The difference between the carrying amount and the market value of public sector assets and/or debt instruments issued by the Argentine Central Bank not valued at market price, the amounts capitalized for lawsuits related to deposits and any unrecorded adjustments required by the external auditors or the Argentine Central Bank.

Moreover, in order that a financial institution be able to distribute profits, said institution must comply with the capital adequacy rule, i.e. with the calculation of minimum capital requirements and the regulatory capital.

For these purposes, this shall be done by deducting from its assets and Retained Income all the items mentioned in the paragraph above. Moreover, in such calculation, a financial institution shall not be able to compute the temporary reductions that affect minimum capital requirements, computable regulatory capital or its capital adequacy.

Since January 2016, the Argentine Central Bank determined that banks shall meet an additional capital conservation buffer apart from the minimum capital requirement equal to 3.5% of risk-weighted assets. This shall be made up only of Tier 1 Common Capital, net of deductible items. Distribution of profits shall be restricted when the Bank’s computable regulatory capital level and structure is within the range of the capital conservation buffer.

The prior authorization of the Argentine Regulatory Agency of Financial and Foreign Exchange Institutions (SEFyC, as per its initials in Spanish) shall not be required for the distribution of profits, except in the cases where a financial institution is within the capital conservation buffer and to determine distributable profits the Tier 1 common capital range had not been increased by 1 percentage point, net of deductible items. Such restriction was established until March 31, 2020.

Tarjeta Naranja S.A.’s Ordinary and Extraordinary Shareholders’ Meeting held on March 16, 2006 decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company’s Shareholders’ Equity is below $300,000.

Pursuant to the Price Supplement of the Class XXXVII Notes, Tarjeta Naranja S.A. has agreed not to distribute dividends that may exceed 50% of the company’s net income. This restriction also applies in the event of any excess over certain indebtedness ratios.

Notwithstanding the aforementioned, profits resulting from the first-time application of IFRS may not be distributed; instead, such profits, if any, will be appropriated to a special reserve recorded under equity which might only be released for capitalization purposes, or otherwise to offset potential losses.

The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank described in Note 1.1. Therefore, retained earnings included in the consolidated financial statements may not be wholly distributable.

Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.18
Share Capital	1,426,765
Additional paid in Capital	10,951,132
Adjustments to Shareholders´equity	278,131
Legal reserve	340,979
Distribuitable reserves	25,103,198
Non distributable reserves	2,770,380
Profit for the year	14,427,034

Total Shareholder’s equity under the rules of the Argentine Central Bank	55,297,619

Plan for the distribution of profits under the rules of the Argentine Central Bank comprise the following captions:

Unappropriated Retained Income(1)	42,357,973
To Special Reserve “First-time Application of IFRS”(2)	2,827,741
Subtotal	39,530,232
Distributable Amount	39,530,232
Distributed Income
To Discretionary Reserve	12,427,034
To Cash Dividends	2,000,000
To Common Shares (140.1773% of $1,426,765)	2,000,000
Unappropriated Retained Income(3)	37,530,232

(1)	It includes Unappropiated Retained Earnings, plus Discretionary Reserve, less purchase of minority interest.
(2)

According to the provisions of Communiqué “A” 6618, such reserve, which includes the amount of income resulting from the first-time application of IFRS, shall be set at the first Shareholders’ Meeting to be held after fiscal year-end.

(3)	Relates to the Discretionary Reserve for Future Distributions of Profits.

54.9. CAPITAL MANAGEMENT AND CORPORATE GOVERNANCE TRANSPARENCY POLICY

Grupo Financiero Galicia S.A.

Board of Directors

Grupo Financiero Galicia S.A.’s Board of Directors is the Company’s highest management body. It is made up of nine directors and three alternate directors, who must have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and to act with the loyalty and diligence of a good businessman.

As set out in its bylaws, the term of office for both directors and alternate directors is three (3) years; they are partially changed every year and may be reelected indefinitely.

The Company complies with the appropriate standards regarding total number of directors, as well as the number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt the number of directors to the possible changes in the conditions in which the Company carries out its activities, from three (3) to nine (9) directors.

The Board of Directors complies, in every relevant respect, with the recommendations included in the Code on Corporate Governance as Schedule IV to Title IV of the regulations issued by the National Securities Commission (Text amended in 2013).

It also monitors the application of the corporate governance policies provided for by the regulations in force through the Executive Committee, the Audit Committee and the Committee for Information Integrity. Periodically, the Committees provide the Board of Directors with information, and the Board gets to know the decisions of each Committee. What is appropriate is transcribed in the minutes drafted at the Board of Directors’ meetings.

Executive Committee

In July 2018, Grupo Financiero Galicia S.A.’s Board of Directors approved the creation of the Executive Committee, along with its governing rules and regulations. It is made up of five directors, and the purpose of its creation is to contribute to the conduction of the Company’s ordinary business and the efficient performance of the Board of Directors’ duties.

Audit Committee

The Audit Committee set by Capital Markets Law No. 26831 and the C.N.V.’s regulations is formed by three directors, two of whom are independent, and meets the requirements set out in U.S. Sarbanes-Oxley Act.

Such Committee’s mission is to provide the Board of Directors with assistance in overseeing the financial statements, as well as in the task of controlling Grupo Financiero Galicia and its subsidiaries.

Committee for Information Integrity

The Committee for Information Integrity was created in compliance with the recommendations of U.S. Sarbanes Oxley Act, and is made up of the General Manager, the Administrative and Finance Manager and two supervisors of the Administrative and Finance Division.

Its most important duties are monitoring the Company’s internal controls, reviewing the financial statements and other information published, preparing Board of Directors’ reports with the activities carried out by the Committee. Its operation has been adapted to local laws and it currently performs important administrative and reporting duties, which are used by the Board of Directors and the Audit Committee, contributing to the transparency of the information provided to markets.

Basic Holding Structure

Grupo Financiero Galicia S.A. is a company whose sole purpose is to conduct financial and investment activities as per Section 31 of the General Corporations Law. That is to say, it is a holding company whose activity involves managing its equity investments, assets and resources.

Within the group of companies in which the Company has an interest, Banco de Galicia y Buenos Aires S.A.U. stands out, which is its main asset and a wholly-owned subsidiary. Banco de Galicia y Buenos Aires S.A.U., as a bank institution, is subject to certain regulatory restrictions imposed by the Argentine Central Bank. Among such restrictions, there is one that limits the equity interest to a maximum of 12.5% of the capital stock in companies that do not perform activities qualified as supplementary.

Therefore, Grupo Financiero Galicia S.A. directly and indirectly holds those equity interests in companies that carry out activities defined as non-supplementary.

Grupo Financiero Galicia S.A. has a reduced structure due to its nature as holding company of a group of financial services. Accordingly, certain typical organizational aspects of large operating companies are not applicable thereto.

To conclude, one should note that Grupo Financiero Galicia S.A. is under the control of a pure holding company, EBA Holding S.A., which has the number of votes necessary to hold the majority of votes at the Shareholders’ Meetings, although it does not have any managerial functions over the former.

Compensation Systems

Directors’ compensation is defined by the General Shareholders’ Meeting and is fixed within the limits established by law and the corporate bylaws.

The Audit Committee expresses its opinion on whether compensation proposals for Directors are reasonable, taking into consideration market standards.

Business Conduct Policy

The Company has consistently shown respect for the rights of its shareholders, reliability and accuracy in the information provided, transparency as to its policies and decisions, and caution with regard to the disclosure of strategic business issues.

Code of Ethics

Grupo Financiero Galicia S.A. has a Code of Ethics formally approved that guides its policies and activities. It considers business objectivity and conflict-of-interests related-aspects, and how the employee should act upon identifying a breach of the Code of Ethics.

Banco de Galicia y Buenos Aires S.A.U.

Banco Galicia’s Board of Directors is the Company’s highest management body. As of the date of preparation of these consolidated financial statements, it is made up of seven directors and four alternate directors, who have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and act with the loyalty and diligence of a good businessman.

Banco Galicia complies with the appropriate standards regarding total number of directors, as well as number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt from three (3) to nine (9) directors to the possible changes in the conditions in which the Bank carries out its activities.

The General Shareholders’ Meeting has the power to establish the number of directors, both independent and non-independent ones, and appoint them. Out of the seven directors, one of them is independent. In addition, two of the alternate directors are independent. The independence concept is defined in the regulations set forth by the C.N.V. and the Argentine Central Bank regulations.

As regards prevention of conflicts of interest, the provisions set forth in the General Corporations Law and the Capital Markets Law are applicable.

As set out in the bylaws, the term of office for both directors and alternate directors is three years; two thirds of them (or a fraction of at least three) are changed every year and may be reelected indefinitely.

The Board of Directors’ meeting is held at least once a week and when required by any director. The Board of Directors is responsible for the Bank’s general management and makes all the necessary decisions to such end. The Board of Directors’ members also take part, to a greater or lesser extent, in the commissions and committees created. Therefore, they are continuously informed about the Bank’s course of business and become aware of the decisions made by such bodies, which are transcribed into minutes.

Additionally, the Board of Directors receives a monthly report prepared by the General Manager, the purpose of which is to report the material issues and events addressed at the different meetings held between the General Manager and Senior Management. The Board of Directors becomes aware of such reports, as evidenced in the minutes.

In connection with directors’ training and development, the Bank has a program, which is reviewed every nine months, whereby they regularly attend courses and seminars of different kinds and subjects.

According to the activities carried out by the Bank, effective laws and corporate strategies, the following committees have been created to achieve an effective control over all activities performed by the Bank:

•	Risk and Capital Allocation Committee

It is in charge of approving and analyzing capital allocation, establishing risk policies and monitoring the Bank’s risk.

•	High Credit Committee

This committee’s function is to approve and sign credit ratings and grant transactions related to high-risk groups and customers, i.e., greater than 2.5% of the Bank’s individual Computable Regulatory Capital, loans to financial institutions (local or foreign) and related customers, in which case two thirds of the Board of Directors is required to participate.

•	Low Credit Committee

This committee’s function is to approve and sign the credit ratings and grant transactions related to medium-risk groups and customers, equal to amounts greater than 1% of the Bank’s individual Computable Regulatory Capital.

•	Asset and Liability Management Committee

It is in charge of analyzing the fundraising and its placement in different assets, the follow-up and control of liquidity, interest-rate and currency mismatches, and management thereof.

•	Information Technology Committee

This Committee is in charge of supervising and approving the development plans of new systems and their budgets, as well as supervising these systems’ budget control. It is also responsible for approving the general design of the systems’ structure, the main processes thereof and the systems implemented, as well as monitoring the quality of the Bank’s systems, within the policies established by the Board of Directors.

•	Audit Committee

The Audit Committee is responsible for helping the Board of Directors, in performing the control function of the Bank and its controlled companies and the companies in which it owns a stake, in order to fairly ensure the following objectives:

•	Effectiveness and efficiency of operations;

•	Reliability of the accounting information;

•	Compliance with applicable laws and regulations; and

•	Compliance with the goals and strategy set by the Board of Directors.

•	Committee for the Control and Prevention of Money Laundering and Funding of Terrorist Activities (CPLA/FT, as per its initials in Spanish)

It is in charge of planning, coordinating and ensuring compliance with the policies on anti-money laundering and funding of terrorist activities set and approved by the Board of Directors.

•	Committee for Information Integrity

It is in charge of encouraging compliance with the provisions of Sarbanes-Oxley (2002).

•	Human Resources and Governance Committee

It is in charge of presenting the succession of the General Manager and Division Managers, analyzing and establishing the General Manager’s and Division Managers’ compensation, and monitoring the performance matrix of Department and Division Managers.

•	Performance Reporting Committee

It is in charge of monitoring the performance and results of operations, and evaluating the macro situation.

•	Liquidity Crisis Committee

It is in charge of evaluating the situation upon facing a liquidity crisis and deciding the steps to be implemented to tackle it.

•	Strategy and New Businesses Committee

It is in charge of analyzing new businesses.

•	Compliance Committee

It is in charge of instilling respect for Banco Galicia’s rules, code of conduct and ethics, and mitigating the risk of default, by defining policies and establishing controls and reports in the best interests of the Bank and its employees, shareholders and customers.

•	Committee for the Protection of Users of Financial Services

It is responsible for following up on the activities developed by Banco Galicia’s management involved in user protection internal processes to ensure adequate compliance with legal and regulatory standards.

The Bank considers the General Manager and Division Management reporting to the General Manager as Senior Management. These are detailed as follows:

•	Retail Banking Division

•	Wholesale Banking Division

•	Finance Division

•	Comprehensive Corporate Services Division

•	Organizational Development and Human Resources Division

•	Risk Management Division

•	Strategic Planning and Management Control Division

•	Customer’s Experience Division

Senior Management’s main duties are as follows:

•	Ensure that the Bank’s activities are consistent with the business strategy, the policies approved by the Board of Directors and the risks to be assumed.

•

Implement the necessary policies, procedures, processes and controls to manage operations and risks cautiously, meet the strategic goals set by the Board of Directors and ensure that the latter receives material, full and timely information so that it may assess management and analyze whether the responsibilities assigned are effectively fulfilled.

•	Monitor the managers from different divisions, in line with the policies and procedures set by the Board of Directors and establish an effective internal control system.

Basic Holding Structure

The Bank’s majority shareholder is Grupo Financiero Galicia S.A., which has full control of its shares and votes. In turn, the Bank holds equity investments in supplementary companies as shareholders of the parent, as well as minority interests in companies whose controlling company is its own shareholders of the parent. From a business point of view, this structure allows the Bank to take advantage of significant synergies that guarantee the loyalty of its customers and additional businesses. All business relationships with these companies, whether permanent or occasional in nature, are fostered under the normal and usual market conditions and this is true when the Bank holds either a majority or minority interest. Grupo Financiero Galicia S.A.’s Board of Directors submits to the Shareholders’ Meeting’s vote which shall be the Company’s vote in its capacity as shareholders of the parent at the Bank’s Shareholders’ Meeting. The same method of transparency and information as to its controlled companies and the companies it owns a stake in is applied at the Bank’s Shareholders’ Meetings, which are always attended by directors and officers thereof and the Board of Directors always provides detailed information about the Company’s activities.

Business Conduct Policy and/or Code of Ethics

The Bank has a formally approved Code of Ethics that guides its policies and activities. It considers business objectivity and conflict of interest related aspects, and how the employee should act upon identifying a breach of the Code of Ethics, with the involvement of the Conduct Committee.

Information Related to Personnel Economic Incentive Practices

The Human Resources and Governance Committee, composed of two (2) Directors, the General Manager and the Organizational Development and Human Resources Division Manager, is in charge of establishing the compensation policy for Banco Galicia’s personnel.

It is the policy of Banco Galicia to manage the full compensation of its personnel based on the principles of fairness, meritocracy and justice, within the framework of the legal regulations in force.

The aim of this policy is to provide an objective and fair basis, through the design and implementation of tools for the management of the fixed and variable compensation paid to each employee, based on the scope and complexity of each position’s responsibilities, individual performance with regard to compliance thereof, contribution to the Bank’s results and conformity to market values, with the purpose of:

•	Attracting and creating loyalty with regard to quality personnel suitable for the achievement of the business strategy and goals.

•	Being an individual motivation means.

•	Easing the decentralized management of compensation administration.

•	Allowing the effective budget control of personnel costs.

•

Guaranteeing the internal fairness in order to monitor and ensure both external and internal fairness with regard to the payment of fixed and variable compensation. The Compensation area uses, and puts at the disposal of the Senior Management and the Human Resources Committee market surveys published by consulting firms specialized in compensation issues, pursuant to the market positioning policies defined by the management division for the different corporate levels.

With the purpose of gearing individuals towards the achievement of attainable results that contribute to the global performance of the Bank/Area, and to the increase in motivation for the common attainment of goals, differentiating individual contribution, Banco Galicia has different variable compensation systems:

1)	Business Incentives and/or Incentives through Commissions system for business areas.

2)

Annual Bonus System for management levels, officers and the rest of the employees who are not included in the business incentives system. The annual bonus is determined based on individual performance and the Bank’s results, and is paid in the first quarter of the next fiscal year. To determine the variable compensation for the Senior Management and Middle Management, the Bank uses the Management Performance Assessment System. This system has been designed including both qualitative and quantitative KPI (Key Performance Indicators). In particular, quantitative Key Performance Indicators are designed with respect to at least three minimum aspects:

a)	Results.

b)	Business volume or size.

c)	Projections: Indicators that protect the business for the future (For example: Quality, internal and external customer satisfaction, risk coverage, work environment, etc.).

The significance or impact of each of them is monitored and adjusted yearly pursuant to the strategy approved by the Board of Directors.

The interaction among these three aspects seeks to make incentives related to results and growth consistent with the risk thresholds determined by the Board of Directors. In turn, there is no deferred payment of variable compensation subject to the occurrence of future events or in the long term, taking into consideration that the business environment in the Argentine financial system is characterized by being mainly transactional, with lending and borrowing transactions with a very short seasoning term.

Annual budget and management control – the latter carried out monthly in a general manner and quarterly in a more detailed manner - include different risk ratios, including the ratio between compensation and risks undertaken.

Variable compensation is only paid in cash. There are no share-based payments. Every change to this policy is submitted to Banco de Galicia y Buenos Aires S.A.’s Human Resources Committee for its consideration.